Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 359,960	$ 63,488
Financial assets at fair value	744,481	325,495
Foreign partnership interests [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss		10,368
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	384,521	262,007
Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	359,960	53,120
Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	359,960	53,120
Level 1 [member] | Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	359,960	53,120
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	384,521	272,375
Level 3 [member] | Foreign partnership interests [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss		10,368
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 384,521	$ 262,007